Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Asset (Details) (10-K) - Coastal Pride Company, Inc [Member]	12 Months Ended
Dec. 31, 2018
Furniture and Fixtures [Member] | Minimum [Member]
Property plant and equipment useful life	7 years
Furniture and Fixtures [Member] | Maximum [Member]
Property plant and equipment useful life	10 years
Computer Equipment [Member]
Property plant and equipment useful life	5 years
Computer Software [Member]
Property plant and equipment useful life	3 years